SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule Of Property Plant And Equipment Useful Life	The estimated useful lives of property and equipment are as follows:

Years
Buildings	35 - 40 years
Leasehold improvements	Lesser of useful life or lease term
Furniture, fixtures, office and other equipment	2 - 28.5 years
Production equipment	3 - 7 years
Computer hardware and software	2 - 5 years

Schedule Of Finite Lived Intangible Assets Estimated Useful Life

Years
Trademarks and trade names	2 - 26 years
Customers relationships	2 - 22 years
Internally developed technology	2 - 15 years
Other	2 - 12 years